Restructuring and Other Termination Costs	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring and Other Termination Costs
Restructuring and Other Termination Costs
Workforce Reductions
In 2018, we underwent a reduction in workforce impacting approximately 13% of employees across all functions, primarily on our Oklahoma City campus. In connection with the reduction, we incurred a total charge of approximately $38 million for one-time termination benefits. The following table summarizes our restructuring liabilities:

Other Current Liabilities
($ in millions)
Balance as of December 31, 2017	$—
Initial restructuring recognition on January 30, 2018	38
Termination benefits paid	(38)
Balance as of December 31, 2018	$—

In 2016, we recognized $6 million of charges related to a reduction in workforce in connection with the restructuring of our compressor manufacturing subsidiary and the reductions in workforce resulting from the conveyance of our interests in the Barnett Shale and Devonian Shale operating areas.